SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for Interest	$ 0	$ 0	$ 0
Cash paid during the period for Income taxes	$ 288,192	$ 94,992	$ 0